THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MAY 15, 2000 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND
    FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON MAY, 15 2001.

                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [ X ]; Amendment Number: 1
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [ X ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Ruane, Cunniff & Co., Inc.
Address: 767 Fifth Avenue
         New York, New York 10153


Form 13F File Number: 28-154

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mr. Joseph Quinones, Jr.
Title:   Chief Financial Officer
Phone:   (212) 832-5280

Signature, Place, and Date of Signing:

         /s/ Joseph Quinones, Jr.    New York, NY      05/15/2001
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check her if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:            None

Form 13F Information Table Entry Total:       17

Form 13F Information Table Value Total:       $1,063,663
                                              [thousands]

CONFIDENTIAL TREATMENT REQUESTED: the information for which Ruane, Cunniff & Co., Inc. is requesting confidential treatment has been omitted and filed separately with the Commission.

List of Other Included Managers:              NONE

                                                         Ruane, Cunniff & Co., Inc.



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CVS Corp.                      COM              585745102    10626   282890 SH       SOLE                    29750            253140
Calif Fed Bk-Goodwill Certif   COM              130209604       84    52000 SH       SOLE                                      52000
Cintas Corp                    COM              172908105     7820   199547 SH       SOLE                    68325            131222
                                                             16663   425200 SH       DEFINED                425200
Clayton Homes Inc              COM              184190106    21858  2158809 SH       SOLE                                    2158809
Commerce Bancorp Inc/NJ        COM              200519106     8318   224800 SH       SOLE                                     224800
Danaher Corp.                  COM              235851102     6528   128000 SH       SOLE                    10950            117050
                                                             13801   270600 SH       DEFINED                270600
Dover Corp.                    COM              260003108   128389  2681747 SH       SOLE                  1016975           1664772
                                                            103573  2163400 SH       DEFINED               2163400
Expeditors Int'l of Wash. Inc. COM              302130109   370942  9331886 SH       SOLE                  2520046           6811840
Harley Davidson                COM              412822108   144641  1822253 SH       SOLE                   843710            978543
                                                            147352  1856400 SH       DEFINED               1856400
International Speedway Corp Cl COM              460335201     6366   141672 SH       SOLE                     7150            134522
M & T Bank Corp                COM              570437103    13695    30672 SH       SOLE                     6500             24172
MacDermid Inc                  COM              554273102    21831   823805 SH       SOLE                   272375            551430
                                                             34749  1311300 SH       DEFINED               1311300